Note 16 - Share-based Payments - Option Activity (Details)	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2015 CAD ($)
Statement Line Items [Line Items]
Weighted average exercise price, outstanding	$ 2.58	$ 1.81	$ 2.59	$ 13.52	$ 2.58	$ 15.33
Number of options outstanding	1,424,788	2,284,388	1,427,288	454,151	1,424,788	429,625
Weighted average exercise price, granted		$ 1.75	$ 1.69	$ 4.65	$ 1.69
Options, granted		1,121,500	1,300,400	109,188	1,300,400
Weighted average exercise price, forfeited	$ 11.50	$ 1.89	$ 13.29	$ 9.40	$ 13.27
Options, forfeited	(2,500)	(199,800)	(187,638)	(66,912)	(190,138)
Weighted average exercise price, expired		$ 18.06	$ 15.38	$ 18.57	$ 15.38
Options, expired		(62,100)	(139,625)	(17,500)	(139,625)
Weighted average exercise price, exercisable	$ 6.44	$ 1.92	$ 6.49	$ 15.28	$ 6.44
Exercisable at end of period	238,482	591,113	240,982	375,563	238,482
Weighted average exercise price, exercised				$ 2.50
Options, exercised				(250)